Personnel costs - Fee to board members (Details) - SEK (kr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of employees and personnel costs
Fee to board	kr 5,384,375	kr 5,600,000	kr 5,280,000
Fee to board committees	694,375	730,000	684,000
Total fees	6,078,750	6,330,000	5,964,000
Georgi Ganev
Number of employees and personnel costs
Fee to board	1,575,000	575,000	550,000
Fee to board committees	200,000	90,000	145,000
Total fees	1,775,000	665,000	695,000
Andrew Barron
Number of employees and personnel costs
Fee to board	287,500
Fee to board committees	22,500
Total fees	310,000
Sofia Arhall Bergendorff
Number of employees and personnel costs
Fee to board	575,000	575,000	550,000
Total fees	575,000	575,000	550,000
Anders Bjorkman
Number of employees and personnel costs
Fee to board	575,000	575,000
Fee to board committees	45,000	45,000
Total fees	620,000	620,000
Cynthia Gordon
Number of employees and personnel costs
Fee to board	575,000	575,000	550,000
Fee to board committees	55,000	110,000
Total fees	630,000	685,000	550,000
Lorenzo Grabau
Number of employees and personnel costs
Fee to board			550,000
Fee to board committees			79,000
Total fees			629,000
Irina Hemmers
Number of employees and personnel costs
Fee to board		575,000	550,000
Fee to board committees		110,000	105,000
Total fees		685,000	655,000
Eva Lindqvist
Number of employees and personnel costs
Fee to board	287,500
Fee to board committees	55,000
Total fees	342,500
Lars-Ake Norling
Number of employees and personnel costs
Fee to board	359,375
Fee to board committees	96,875
Total fees	456,250
Eamonn O'Hare
Number of employees and personnel costs
Fee to board	575,000	575,000	550,000
Total fees	575,000	575,000	550,000
Mike Parton
Number of employees and personnel costs
Fee to board		1,575,000	1,430,000
Fee to board committees		155,000	145,000
Total fees		1,730,000	1,575,000
Carla Smits-Nusteling
Number of employees and personnel costs
Fee to board	575,000	575,000	550,000
Fee to board committees	220,000	220,000	210,000
Total fees	kr 795,000	kr 795,000	kr 760,000